Commitments and Contingencies - Supervision services commitments (Table) (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2025	$ 1,467
2026	2,083
2027	2,717
2028	133
Total	$ 6,400